Form 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24F-2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:   BT Alex. Brown Cash Reserve Fund, Inc.,
                                   One South Street, Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
     list series or classes):      [X]

3.   Investment Company Act File Number:     811-3196

     Securities Act File Number:   2-72658


4(a).     Last day of fiscal year for which this Form is filed:
          March 31, 1998


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):         $40,035,563,343.00
                                                         __________________

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:   $38,757,427,889.00
                                                __________________

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     (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending
          no earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:            $             0.00
                                                __________________

     (iv) Total available redemption credits
          {add Items 5(ii) and 5(iii)}:                 -$38,757,427,889.00
                                                         __________________

     (v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
          {subtract Item 5(iv) from Item 5(i)}:           $1,278,135,454.00
                                                         __________________

     (vi) Redemption credits available for use in future
          years -- if Item 5(i) is less than Item 5(iv)
          {subtract Item 5(iv) from Item 5(i)}:  $(               )
                                                 __________________

     (vii)     Multiplier for determining registration fee
               (See Instruction C.9):                        x      .000295
                                                         __________________

     (viii)    Registration fee due {multiply Item 5(v) by Item
               5(vii)} (enter "0" if no fee is due):           =$377,049.96
                                                         __________________

6.   Prepaid Shares
     N/A

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     N/A.

7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                           +$         00.00
                                                         __________________

8.   Total of the amount of the registration fee due plus any
     interest due {line 5(viii) plus line 7}:
                                                               =$377,049.96
                                                         __________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 06/23/1998
          Method of Delivery:
                         [X] Wire Transfer
                         [ ] Mail or other means



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                             SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Joseph A. Finelli
                              Joseph A. Finelli, Treasurer

   *Please print the name and title of the signing officer below the signature.

Date: June 24, 1998








































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                                                          SCHEDULE A

Sales                                        Sales Amount

Treasury Series

BT Alex. Brown Treasury Shares             $   3,641,511,991
BT Alex. Brown Institutional Treasury Shares     590,751,899
                                           -----------------
                                           $   4,232,263,890

Prime Series

BT Alex. Brown Prime Shares                 $ 23,206,115,785
Flag Investors Prime A Shares                      6,559,775
Flag Investors Prime B Shares                        336,592
BT Alex. Brown Institutional Prime Shares      4,625,290,052
Quality Cash Reserve Prime Shares              1,179,123,143
                                           -----------------
                                            $ 29,017,425,347

Tax-Free Series

Tax-Free Shares                             $  5,853,542,023
Institutional Tax-Free Shares                    730,445,736
                                           -----------------
                                            $  6,583,987,759
                                           =================
Total Sales                                  $39,833,676,996


Dividend Reinvestment

Treasury Series

BT Alex. Brown Treasury Shares             $      30,209,607
BT Alex. Brown Institutional Treasury Shares       2,007,274
                                           -----------------
                                           $      32,216,881

Prime Series

BT Alex. Brown Prime Shares                 $    129,425,606
Flag Investors Prime A Shares                        326,541
Flag Investors Prime B Shares                          8,133
BT Alex. Brown Institutional Prime Shares          9,131,786
Quality Cash Reserve Prime Shares                  9,723,053
                                           -----------------
                                            $    148,615,119




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Tax-Free Series

Institutional                             $          276,010
Tax Free Shares                                   20,778,337
                                           -----------------
                                                  21,054,347
                                           =================
Total Dividend Reinvestments                $    201,886,347


Redemptions

Treasury Series

BT Alex. Brown Treasury Shares              $  3,551,758,854
BT Alex. Brown Institutional Treasury Shares     555,189,594
                                           -----------------
                                            $  4,106,948,448

Prime Series

BT Alex. Brown Prime Shares                  $22,716,536,205
Flag Investors Prime A Shares                      5,671,105
Flag Investors Prime B Shares                        387,440
BT Alex. Brown Institutional Prime Shares      4,434,262,192
Quality Cash Reserve Prime Shares              1,159,238,038
                                           -----------------
                                             $28,316,094,980

Tax-Free Series

Institutional Tax-Free Shares              $     654,038,858
Tax-Free Shares                                5,680,345,603
                                           -----------------
                                            $  6,334,384,461
                                           =================
Total Redemptions                            $38,757,427,889



   Fee Computation:

   $39,833,676,996 + 201,886,347 = $40,035,563,343
   $40,035,563,343 - 38,757,427,889 = $1,278,135,454
   $1,278,135,454 x .000295 = $377,049.96








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